DEFERRED CHARGES (Narrative) (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
DEFERRED CHARGES [Abstract]
Amortization of deferred charges	$ 456,524	$ 334,261	$ 363,148
Weighted average life of current year additions to deferred charges	10 years 2 months 5 days